Income Tax - Summary of Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Argentina
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	$ 0
Net Amount Recognized as of December 31, 2023	2,362
Netherlands
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	5,105
Net Amount Recognized as of December 31, 2023	0
China
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	696
Net Amount Recognized as of December 31, 2023	0
United States
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	5,572
Net Amount Recognized as of December 31, 2023	0
Uruguay
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	3,080
Net Amount Recognized as of December 31, 2023	$ 0